GMO DYNAMIC ALLOCATION ETF
Summary Prospectus
June 30, 2026

Principal U.S. Listing Exchange:	NYSE Arca, Inc.
Ticker:	GMOD
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund online at https://www.gmo.com/americas/investment-capabilities/etfs/. You can also get this information at no cost by calling 1-617-346-7646, by sending an email request to SHS@gmo.com, or by contacting your financial intermediary. The Fund’s prospectus and statement of additional information, each dated June 30, 2026, each as may be revised and/or supplemented from time to time, are incorporated by reference into this summary prospectus.
Investment objective
Positive total return.
Fees and expenses
The table below describes the fees and expenses that you may bear if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund operating expenses1
(expenses that you bear each year as a percentage of the value of your investment)

Management fee	0.50%
Distribution and/or Service (12b-1) fees	0.00%
Other expenses	0.00%
Acquired fund fees and expenses (underlying fund expenses)	0.28%
Total annual fund operating expenses	0.78%
Expense reimbursement/waiver[2]	(0.28%)
Total annual fund operating expenses after expense reimbursement/waiver	0.50%
1 The amount represents an annualized estimate based on the operating expenses incurred during the Fund's initial fiscal year.
2  Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") has contractually agreed to waive or reduce its management fee, through at least June 30, 2027, to the extent necessary to offset the management fees that are borne by the Fund as a result of the Fund's investment in Underlying Funds (as defined below).
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$51	$221	$406	$940
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its initial fiscal period from October 13, 2025 through February 28, 2026, the Fund’s portfolio turnover rate (excluding short-term investments) was 8% of the average value of its portfolio securities.
Principal investment strategies
The Fund is an actively managed ETF that seeks to achieve its investment objective by owning a balanced portfolio of equity investments, fixed-income investments, and liquid alternative strategies. The Fund operates primarily as a fund of funds investing primarily in shares of other investment companies managed by GMO (including other series of GMO ETF Trust) and third parties (collectively, “Underlying Funds”) but is also permitted to invest directly in securities and other investments in lieu of, or in addition to, investing in Underlying Funds.

GMO DYNAMIC ALLOCATION ETF
GMO uses its quantitative multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of asset classes and other factors, to determine the asset classes in which the Fund invests and how much the Fund invests in each asset class. An important component of those forecasts is GMO’s expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value over a complete market cycle. GMO changes the Fund’s asset class exposures in response to changes in GMO’s investment outlook and its assessment of market valuations. Under normal circumstances, GMO intends to invest between 40% and 80% of the Fund’s net assets in equity investments, including Underlying Funds that invest primarily in equities. The factors GMO considers and investment methods GMO uses can change over time.
The Fund is permitted to invest in any asset class (e.g., U.S., non-U.S., and emerging market equity; U.S., non-U.S., and emerging market fixed income (including asset-backed securities and municipal bonds); and commodities), strategy (e.g., long/short and event-driven strategies), sector, country, or region and at times may have substantial exposure to a single asset class, industry, sector, country, region, issuer, or currency and companies with similar market capitalizations. In addition, the Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization and, in the case of debt instruments, of any credit quality (including below investment grade securities, commonly referred to as “high yield” or “junk bonds”), maturity and duration. In addition, the Fund may lend its portfolio securities.
In seeking to achieve the Fund’s investment objective, GMO may invest a significant portion of the Fund’s net assets in cash and cash equivalents.
The Fund also may invest in GMO U.S. Treasury Fund, a mutual fund advised by GMO, or in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in Underlying Funds. Some of the Underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying funds, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
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Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce intended results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
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Market Risk – Equities – The market price of an equity in the Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline (for example, if GMO’s assessment proves to be incorrect or the market fails to recognize the equity’s intrinsic value). The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
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Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of

GMO DYNAMIC ALLOCATION ETF
assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of issuers tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or commodities and often are more volatile than the economies of developed countries.
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Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).
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Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. The Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of the Fund’s shares will be adversely affected if the securities or other assets that are the subject of the Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.
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Futures Contracts Risk – The loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid market may not exist for any particular futures contract at any particular time, and the Fund may be unable when it wishes to terminate its exposure under that contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, the Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.
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Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner or at all. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such a failure. Below investment grade investments (commonly referred to as high yield or “junk” bonds) have speculative characteristics and are subject to greater credit risk than other fixed income investments. Negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of below investment grade investments to make principal and interest payments than issuers of investment grade investments. In addition, investments in emerging country sovereign or quasi-sovereign debt are subject to a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of a default. Investments in quasi-sovereign debt also are subject to the risk that the issuer will default independently of its sovereign. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and are subject to substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to their issuers’ payment defaults and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings during which the issuer might not make any interest or other payments, and the Fund may incur additional expenses in its effort to be repaid. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, the Fund may lose a substantial portion or all of its original investment or may be required to accept cash or instruments worth less than its original investment.
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Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected. In addition, the Fund indirectly bears its pro rata portion of an underlying fund’s fees and expenses in addition to the fees and expenses borne by the Fund. As a result, shareholders will be subject to two layers of fees and expenses when the Fund invests in underlying funds.
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Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
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ETF Risks – The Fund is an ETF and, as a result of this structure, is exposed to the following risks:
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Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.
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Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, typically only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares

GMO DYNAMIC ALLOCATION ETF
directly from the Fund. Retail investors cannot transact directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares, there may be demand for Fund shares, thereby increasing the market price above NAV, or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. As a result of these considerations, Fund shares may trade at a material premium or discount to net asset value (“NAV”) or these factors may, in turn, lead to wider spreads between the bid and ask price of Fund shares. In addition, the Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
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Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. This can be reflected as a spread between the bid and ask prices for the Fund shares quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.
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Cash Transactions Risk. The Fund may effect some of its creations and redemptions for cash, rather than in-kind securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize ordinary income, or a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. In effecting creations and redemptions in exchange for cash, the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s NAV to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.
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National Closed Market Trading Risk. To the extent that the underlying securities or other instruments held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s underlying securities or other instruments trade on that closed foreign market or when the foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.
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Commodities Risk – Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate significantly.
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Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that the Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices at a particular time or at all.
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Leveraging Risk – The use of derivatives, short sales and securities lending can create leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption and the value of the Fund’s assets declines between the time a redemption request is treated as being received by the Fund and the time the Fund liquidates assets to fund that redemption.
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Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.
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Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
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Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial

GMO DYNAMIC ALLOCATION ETF
intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.
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Market Risk – Asset-Backed Securities – The market price of asset-backed securities, like that of other fixed income investments, can decline for a variety of reasons, including increases in interest rates. In addition, the market price can decrease due to a reduction in or decrease in the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, and creditworthiness of any credit-support provider), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the Fund purchased the asset-backed security. The liquidity of asset-backed securities (particularly below investment grade asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions, or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, for asset-backed securities whose underlying assets consist of loans, sales contracts, receivables and other obligations.
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Focused Investment Risk – Investments in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.
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Value Investing Risk – Issuers whose securities GMO believes are undervalued may not realize their business potential, may never be recognized by the market as being undervalued and/or may be appropriately priced notwithstanding GMO’s assessment. These and other factors may cause the price of value stocks to decline, resulting in losses to the Fund.

GMO DYNAMIC ALLOCATION ETF
Performance
Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.
Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception in 2025)	Co-Head, Asset Allocation Team, GMO.
Asset Allocation	John Thorndike (since the Fund’s inception in 2025)	Co-Head, Asset Allocation Team, GMO.
Purchase and sale of Fund shares
The Fund issues shares to, and redeems shares from, certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in large blocks of Fund shares known as “Creation Units.” Creation Unit transactions are generally conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by the Fund, cash or a combination of securities and cash.
Fund shares may only be purchased and sold in the secondary market through a broker or dealer at a market price. Because Fund shares trade at market prices rather than at NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be available at https://www.gmo.com/americas/investment-capabilities/etfs.
U.S. tax information
The Fund intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are taxable as ordinary income or capital gain to U.S. shareholders that are not exempt from U.S. income tax or that are not investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.
Financial intermediary compensation
GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker, agent or other financial intermediary and salesperson to recommend the purchase of Fund shares over another investment. GMO also makes payments to financial intermediaries for the purchase of Fund shares, which creates a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.